Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 4,725	$ 3,023	$ 1,134
Available-for-sale marketable securities:
Changes in unrealized losses	(227)
Net change	(227)
Cash flow hedges:
Changes in unrealized gain	5
Reclassification adjustments for loss included in net income	(33)
Net change	(28)
Foreign currency translation adjustment	118	$ (183)	$ 37
Net change in accumulated comprehensive income (loss)	(137)	(183)	37
Comprehensive income	$ 4,588	$ 2,840	$ 1,171